SHARE BASED COMPENSATION - Restricted Shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based compensation	¥ 225,727	¥ 365,752	¥ 862,642
Vesting of restricted share units (in shares)	4,042,836	5,822,846	5,792,846
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested as of beginning of the period	8,843,182	16,942,682	6,814,460
Granted			20,800,000
Vested	(3,768,928)	(7,969,288)	(10,671,778)
Forfeited		(130,212)
Unvested as of end of the period	5,074,254	8,843,182	16,942,682
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested as of beginning of the period	¥ 68.63	¥ 69.57	¥ 72.38
Granted			68.87
Vested	69.98	70.21	70
Forfeited		70.6
Unvested as of end of the period	¥ 67.62	¥ 68.63	¥ 69.57
Share-based compensation	¥ 226,000	¥ 383,000	¥ 721,000
Unrecognized compensation expenses	¥ 350,000	¥ 576,000	¥ 968,000
Weighted-average period	3 years 11 months 1 day	4 years 10 months 20 days	5 years 8 months 12 days